Taxation	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxation
12. TAXATION
Enterprise income tax
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.
Hong Kong
The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the periods presented, the Group did not make any provisions for Hong Kong profit tax as the group did not generate any assessable profits arising in Hong Kong at the end of each reporting period. Under the Hong Kong tax law, the subsidiaries in Hong Kong are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
China
The Group’s PRC entities are subject to the statutory income tax rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Beijing Kingsoft Cloud and Beijing Kingsoft Cloud Network Technology being qualified as a High New Technology Enterprise (‘‘HNTE’’) is entitled to the preferential income tax rate of 15% for three years from 2019 to 2021. In addition, Beijing Jinxun Ruibo being qualified as a HNTE is entitled to the preferential income tax rate of 15% for three years from 2020 to 2022. Dividends, interests, rent or royalties payable by the Group’s PRC entities to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Loss before income taxes consists of:

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
PRC	(1,055,676)	(1,167,367)	(1,095,015)	(167,817)
Non-PRC	58,866	65,171	147,721	22,639

	(996,810)	(1,102,196)	(947,294)	(145,178)

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current income tax expense	9,809	9,180	15,081	2,311
Deferred income tax benefit	(177)	(177)	(177)	(27)

	9,632	9,003	14,904	2,284

The reconciliation of income tax expense computed using the PRC statutory tax rate to the actual income tax expense is as follows:

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income tax	(996,810)	(1,102,196)	(947,294)	(145,178)
Income tax computed at the PRC statutory tax rate of 25%	(249,203)	(275,549)	(236,824)	(36,295)
Effect of tax holiday and preferential tax rates	(29,103)	11,493	(44,121)	(6,762)
Effect of different tax rates in different jurisdictions	(20,980)	(11,626)	10,580	1,621
Other non-taxable income	(4,018)	(21,557)	(35,454)	(5,434)
Non-deductible expenses	20,931	64,095	14,060	2,156
Share based compensation costs	11,794	30,320	82,528	12,648
Research and development super deduction	(75,787)	(94,401)	(113,388)	(17,377)
Withholding tax and others	9,809	9,180	11,581	1,775
Change in valuation allowance	369,257	259,031	399,756	61,265
True-up adjustments in respect of prior year’s annual tax filling	—	—	(83,342)	(12,773)
Tax rate change on deferred items	(23,068)	38,017	9,528	1,460

Income tax expense	9,632	9,003	14,904	2,284

Deferred tax
The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	921,045	1,454,702	222,943
Accrued expenses	71,720	56,111	8,599
Depreciation	2,775	4,990	765
Allowance for doubtful accounts	2,925	3,156	484
Government grant	2,268	6,175	946
Operating lease liabilities	—	56,706	8,691
Accrued interest	—	66,609	10,208
Others	1,104	—	—
Less: valuation allowance	(1,001,837)	(1,401,416)	(214,776)

	—	247,033	37,860

Deferred tax liabilities:
Operating lease right-of-use assets	—	54,658	8,377
One-time deduction for fixed asset purchases	—	191,107	29,288
Long-lived assets arising from acquisition	206	29	4
Others	—	1,268	195

	206	247,062	37,864

The Group operates through several subsidiaries, VIEs and subsidiaries of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2019 and 2020, the Group’s total deferred tax assets before valuation allowances were RMB1,001,837 and RMB1,648,449 (US$252,636), respectively. As of December 31, 2019 and 2020, the Group recorded valuation allowances of RMB1,001,837 and RMB1,401,416 (US$214,776), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to
be realized. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
As of December 31, 2020, the Group had net losses of approximately RMB5,961,070 (US$913,574) mainly deriving from entities in the PRC and Hong Kong. The tax losses in PRC can be carried forward for five years to offset future taxable profit and the period was extended to ten years for entities that qualify as HNTE. The tax losses of entities in the PRC will expire between 2021 to 2025 and the tax losses of entities in the PRC that qualify as HNTE will expire between 2021 to 2030, if not utilized. The tax losses in Hong Kong can be carried forward without an expiration date.

Unrecognized tax benefits
As of December 31, 2019 and 2020, the Group had unrecognized tax benefits of
RMB nil and RMB12,613 (US$1,933), respectively, all of which were offset against the deferred tax assets on tax losses carry forward. The Group does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. The Group’s unrecognized tax benefits for the years ended December 31, 2020 were primarily related to the tax-deduction
of accrued interest expenses, and if recognized would not impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	As at December 31
	2020	2020
	RMB	US$
Balance at beginning of the year	—	—
Additions based on tax positions related to current year	12,613	1,933

Balance at end of the year	12,613	1,933

For the periods presented, the Group did not record any interest and penalties related to an uncertain tax position.
In general, the tax authorities have three to five years to conduct examinations of the tax filings of the Group’s subsidiaries. Accordingly, the subsidiaries’ tax years of 2017 through 2020 remain open to examination by the respective tax authorities.